FINANCIAL INSTRUMENTS - Disclosure of maturity analysis for lease liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Less than one year [Member]
Disclosure of detailed information about financial instruments [line items]
Lease liabilities	$ 499	$ 922
Bank loans and others	12,119	9,246
Total	12,618	10,168
1 to 5 years [Member]
Disclosure of detailed information about financial instruments [line items]
Lease liabilities	899	1,830
Bank loans and others	394	399
Total	1,293	2,229
6 to 10 years [Member]
Disclosure of detailed information about financial instruments [line items]
Lease liabilities	0	598
Bank loans and others	0	0
Total	0	598
>10 years [Member]
Disclosure of detailed information about financial instruments [line items]
Lease liabilities	0	0
Bank loans and others	0	0
Total	$ 0	$ 0